Asset retirement, restoration and environmental obligations	12 Months Ended
Dec. 31, 2025
Asset Retirement Restoration And Environmental Obligations
Asset retirement, restoration and environmental obligations

27	Asset retirement, restoration and environmental obligations

Accounting policy

Provision for asset retirement obligations include costs for restoration and closure of the mining assets and is recognized due to the development or mineral production, based on the net present value of estimated closure costs. Other restoration obligations regarding the de-characterization of their structures includes estimated mandatory costs as required by the Brazilian Government. Management uses its judgment and previous experience to determine the potential scope of rehabilitation work required and the related costs associated with that work, which are recognized as a “Property, plant and equipment” for asset retirement obligations relating to operating mining assets or as “Other income and expenses, net” for non-operating structures and for de-characterization of environmental obligations and other restoration obligations include costs related to rehabilitation of areas damaged by the Company in its extractive actions (for example - soil contamination, water contamination, among others) or penalties. Therefore, it becomes an event that creates obligations when environmental damage is detected by the Company, when a new law requires that the existing damage be rectified or when the Company publicly accepts any responsibility for the rectification, creating a constructive obligation. The costs to remedy an eventual unexpected contamination, which give rise to a probable loss and can be reliably estimated, must be recognized in “Other income and expenses, net” in income statement.

In addition, investments in infrastructure, machinery and equipment regarding operational improvements to avoid future environmental damage, are not provisioned, because it is expected that these assets will bring future economic benefits to the operating units, thus it is capitalized as Property, plant and equipment.

The liabilities are discounted to present value using a risk-adjusted credit rate that reflects current market assessments of the time value of the money and the specifics risks for the asset to be restored. The interest rate charges relating to the liability are recognized as an accretion expense in the Net financial results. Difference in the settlement amount of the liability is recognized in the income statement.

Critical accounting estimates, assumptions and judgments

The initial recognition and the subsequent revisions of the asset retirement obligations, other restoration obligations, and environmental obligations consider critical future closure and repairing costs and several assumptions such as interest rates, inflation, useful lives of the assets and the estimated moment that the expenditure will be executed. These estimates are reviewed annually by the Company or when there is a relevant change in these assumptions.

Cost estimates can vary in response to many factors of each site that include timing, expected LOM, changes to the relevant legal or government requirements and commitments with stakeholders, review of remediation and relinquishment options, emergence of new restoration techniques, stage of engineering evaluation maturity among others. Engineering projects for each liability are in different stages of maturity, some of them still in the conceptual engineering phase, for which the estimation of expenditures includes in its methodology a high degree of uncertainty in the definition of the total cost of the project in accordance with best market practices.

External experts support the cost estimation process where appropriate. These factors either isolated or consolidated could significantly affect the future income statement and balance sheet position.

(a)	Changes in the year

				2025	2024
	Asset retirement obligations	Environmental obligations	Other restoration obligations (iii)	Total	Total
Balance at the beginning of the year	240,408	32,159	6,819	279,386	314,919
Additions (ii)	10,188	1,103	-	11,291	56,375
Payments	(12,744)	(4,409)	-	(17,153)	(17,785)
Reversals	-	-	-	-	(1)
Interest accrual - note 10	23,012	3,114	461	26,587	26,058
Remeasurement - discount rate (i) / (ii)	8,919	(339)	91	8,671	(28,224)
Write-offs	-	-	(8,391)	(8,391)	(710)
Foreign exchange effects	15,028	3,994	1,020	20,042	(39,368)
Classified as liabilities associated with assets held for sale	-	-	-	-	(31,878)
Balance at the end of year	284,811	35,622	-	320,433	279,386
Current liabilities	35,032	4,294	-	39,326	47,561
Non-current liabilities	249,779	31,328	-	281,107	231,825

(i) As of December 31, 2025, the credit risk-adjusted rate used for Peru was between 5,04% and 10,7% (December 31, 2024: 3.39% and 12.29%) and for Brazil was between 7,42% and 12,17% (December 31, 2024: 4.02% and 8.51%).

(ii) The changes observed during 2025, were mainly due to the revised disbursement timelines related to decommissioning obligations in certain operations, based on updated asset retirement and environmental obligations studies, along with higher discount rates, as described above. As a result, as of December 31, 2025, the Company’s asset retirement obligations for operational assets increased by USD 8,463 (December 31, 2024: increased of USD 35,944) as shown in note 21; and asset retirement and environmental obligations for non-operational assets gain in USD 174 (December 31, 2024: expense of USD 13,750) as shown in note 9.

(iii) In December 2025, the Company completed engineering studies to confirm the construction method of certain inactive industrial waste containment structures that have been closed and decommissioned for more than 20 years. The environmental regulator confirmed the Nexa studies, and all five structures were classified as dry-stack (piles), confirming that not de-characterization or remediation projects are required. Accordingly, the previously recorded provision for restoration obligations was fully reversed for USD 8,392.